Events occurring after the reporting period	6 Months Ended
Dec. 31, 2022
Events occurring after the reporting period
Events occurring after the reporting period

33        Events occurring after the reporting period

33.1       Registrations

Subsequent to 31 December 2022, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £13,000, became receivable in respect of previous playing registration disposals. There have been no disposals of playing registrations since 31 December 2022.

Subsequent to 31 December 2022 the playing registrations of certain players were acquired or extended for a total consideration, including associated costs, of £10,384,000. Also subsequent to 31 December 2022, sell-on fees and contingent consideration totalling £917,000, became payable in respect of previous playing registration acquisitions.